UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices)(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:	(888)-345-1898

Date of fiscal year end:	10/31

Date of reporting period:	7/31/18

Item 1. Schedule of Investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS (95.43%)	Shares	Fair Value

Australia (22.93%)
Biotechnology (4.28%)
CSL Ltd.	2,500	$365,175
Sirtex Medical Ltd.	20,000	471,767
		836,942
Diversified Support Services (0.96%)
Brambles Ltd.	25,608	187,970

Gas Utilities (1.10%)
APA Group	30,000	215,082

Health Care Equipment (3.09%)
Cochlear Ltd.	4,000	604,339

Health Care Facilities (0.43%)
Ramsay Health Care Ltd.	2,000	83,566

Health Care Services (2.81%)
Sonic Healthcare Ltd.	28,382	549,927

Human Resource & Employment Services (1.62%)
SEEK Ltd.	20,000	317,533

Integrated Oil & Gas (0.37%)
Origin Energy Ltd.(a)	10,000	72,585

Internet Software & Services (1.10%)
carsales.com Ltd.	20,809	215,511

Marine Ports & Services (0.79%)
Qube Holdings Ltd.	80,000	153,938

Multi-Utilities (2.30%)
AGL Energy Ltd.	27,512	449,472

Paper Packaging (1.12%)
Orora Ltd.	81,526	219,866

Property & Casualty Insurance (2.59%)
QBE Insurance Group Ltd.	20,000	150,074

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (95.43%) - continued	Shares	Fair Value
Property & Casualty Insurance (2.59%) - continued
Suncorp Group Ltd.	32,163	$357,712
		507,786
Regional Banks (0.37%)
Bank of Queensland Ltd.	8,822	72,818

		4,487,335
New Zealand (72.50%)
Air Freight & Logistics (7.28%)
Freightways Ltd.	123,540	669,445
Mainfreight Ltd.	40,000	754,686
		1,424,131
Biotechnology (0.39%)
Pacific Edge Ltd.(a)	400,000	76,341

Distillers & Vintners (1.32%)
Delegat Group Ltd.	41,456	258,553

Diversified Banks (2.74%)
Heartland Bank Ltd.	459,758	535,878

Drug Retail (0.92%)
Green Cross Health Ltd.	181,796	179,677

Education Services (1.79%)
Evolve Education Group Ltd.	918,070	350,432

Electric Utilities (4.08%)
Infratil Ltd.	260,777	615,015
Mercury NZ Ltd.	80,000	183,219
		798,234
Electronic Equipment & Instruments (0.89%)
ikeGPS Group Ltd.(a)	478,802	174,602

Health Care Equipment (2.16%)
Fisher & Paykel Healthcare Corporation Ltd.	41,831	421,988

Health Care Facilities (6.59%)
Arvida Group Ltd.	280,000	244,291
Ryman Healthcare Ltd.	126,000	1,045,205
		1,289,496

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (95.43%) - continued	Shares	Fair Value
Health Care Services (2.77%)
Abano Healthcare Group Ltd.	88,433	$542,497

Home Furnishing Retail (2.23%)
Briscoe Group Ltd.	183,520	436,565

Hotels Resorts & Cruise Lines (2.33%)
Millennium & Copthorne Hotels New Zealand Ltd.	200,000	456,683

Industrial Machinery (1.07%)
Skellerup Holdings Ltd.	150,000	209,597

Marine Ports & Services (22.80%)
Marsden Maritime Holdings Ltd.	81,425	288,604
Port of Tauranga Ltd.	75,000	254,584
South Port New Zealand Ltd.	832,429	3,920,718
		4,463,906
Oil & Gas Refining & Marketing (4.10%)
New Zealand Refining Company Ltd.	345,157	571,694
Z Energy Ltd.	47,000	230,018
		801,712
Other Diversified Financial Services (0.55%)
Turners Automotive Group Ltd.	50,000	107,014

Packaged Foods & Meats (3.43%)
New Zealand King Salmon Investments Ltd.	95,000	184,548
Sanford Ltd.	93,406	486,416
		670,964
Personal Products (0.99%)
Comvita Ltd.	50,000	193,579

Property & Casualty Insurance (0.52%)
TOWER Ltd.(a)	200,000	102,242

Reinsurance (0.06%)
CBL Corporation Ltd. (b)	255,000	12,167

Renewable Electricity (3.49%)
Meridian Energy Ltd.	150,000	321,042

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (95.43%) - continued	Shares	Fair Value
Renewable Electricity (3.49%) - continued
Tilt Renewables Ltd.	250,000	$362,960
		684,002
		14,190,260

Total Common Stocks (Cost $11,602,132)		18,677,595

MONEY MARKET FUNDS (0.26%)

Federated Government Obligations Fund, Institutional Class, 1.78%(c)	50,416	50,416

Total Money Market Funds (Cost $50,416)		50,416

Total Investments (95.69%) (Cost $11,652,548)		18,728,011

Other Assets in Excess of Liabilities (4.31%)		843,503

NET ASSETS — 100.00%		$19,571,514

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.06% of the Fund’s net assets.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS (84.13%)	Shares	Fair Value

Botswana (0.66%)
Food Retail (0.66%)
Choppies Enterprises Ltd.	121,810	$20,826

Egypt (0.73%)
Diversified Banks (0.73%)
Commercial International Bank Egypt SAE	5,000	22,875

South Africa (81.72%)
Agricultural Products (0.97%)
Crookes Brothers Ltd.	8,000	30,698

Airlines (1.68%)
Comair Ltd.	142,301	52,983

Apparel Retail (0.57%)
Mr. Price Group Ltd.	1,000	17,867

Asset Management & Custody Banks (0.93%)
Coronation Fund Managers Ltd.	6,500	29,392

Automotive Retail (0.96%)
Combined Motor Holdings Ltd.	15,000	30,546

Cable & Satellite (5.47%)
Naspers Ltd., N Shares	700	172,442

Coal & Consumable Fuels (0.62%)
Exxaro Resources Ltd.	2,000	19,680

Construction & Engineering (1.40%)
Murray & Roberts Holdings Ltd.	9,000	12,358
Wilson Bayly Holmes-Ovcon Ltd.	3,000	31,676
		44,034
Department Stores (0.38%)
Woolworths Holdings Ltd.	3,046	11,841

Distributors (1.25%)
Imperial Holdings Ltd. - ADR	2,400	39,312

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (84.13%) - continued	Shares	Fair Value
Diversified Banks (10.92%)
Capitec Bank Holdings Ltd.	2,850	$206,063
Nedbank Group Ltd.	3,000	62,200
Standard Bank Group Ltd. - ADR	4,800	76,032
		344,295
Diversified Chemicals (4.02%)
Sasol Ltd. - ADR	3,200	126,752

Environmental & Facilities Services (2.40%)
Interwaste Holdings Ltd.	1,202,469	75,837

Food Distributors (2.01%)
Bid Corporation Ltd.	3,167	63,415

Food Retail (2.81%)
Shoprite Holdings Ltd. - ADR	5,400	88,722

Gold (2.03%)
AngloGold Ashanti Ltd. - ADR	3,000	26,670
Gold Fields Ltd. - ADR	10,000	37,400
		64,070
Health Care Facilities (2.04%)
Mediclinic International Ltd.	9,562	64,255

Human Resource & Employment Services (0.75%)
Adcorp Holdings Ltd.(a)	20,000	23,753

Industrial Conglomerates (1.88%)
Bidvest Group Ltd.	4,167	59,305

Industrial Machinery (1.01%)
Howden Africa Holdings Ltd.(a)	11,000	31,720

Life & Health Insurance (9.50%)
Clientele Ltd.	90,000	138,142
Discovery Ltd.	9,000	116,258
MMI Holdings Ltd.	35,000	45,211
		299,611
Marine (0.94%)
Grindrod Ltd.(a)	35,000	20,877

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (84.13%) - continued	Shares	Fair Value
Marine (0.94%) - continued
Grindrod Shipping Holdings Ltd.(a)	875	$8,909
		29,786
Other Diversified Financial Services (9.43%)
Alexander Forbes Group Holdings Ltd.	100,000	38,221
FirstRand Ltd.	14,300	75,268
PSG Group Ltd.	10,400	184,128
		297,617
Packaged Foods & Meats (7.49%)
Astral Foods Ltd.	4,000	88,752
Pioneer Foods Group Ltd.	4,000	35,257
RCL Foods Ltd.	57,559	75,008
Tiger Brands Ltd.	1,400	37,233
		236,250
Pharmaceuticals (0.61%)
Aspen Pharmacare Holdings Ltd.	1,000	19,376

Precious Metals & Minerals (1.16%)
Anglo American Platinum Ltd.	800	24,589
Impala Platinum Holdings Ltd.(a)	8,000	11,848
		36,437
Technology Distributors (0.93%)
Alviva Holdings Ltd.	20,700	29,413

Trading Companies & Distributors (2.55%)
Barloworld Ltd.	4,300	41,430
Invicta Holdings Ltd.	4,000	10,091
Trencor Ltd.	12,000	29,042
		80,563
Trucking (1.06%)
Value Group Ltd.	87,364	33,524

Wireless Telecommunication Services (3.95%)
MTN Group Ltd. - ADR	7,000	60,690
Vodacom Group Ltd.	6,000	63,942
		124,632
		2,578,128
Zambia (1.02%)
Packaged Foods & Meats (1.02%)
Zambeef Products PLC(a)	220,000	32,050

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (84.13%) - continued	Shares	Fair Value
Packaged Foods & Meats (1.02%) - continued

Total Common Stocks (Cost $2,425,351)		$2,653,879

EXCHANGE-TRADED FUNDS - 11.33%

Global X MSCI Nigeria ETF	5,550	112,131
VanEck Vectors Africa Index ETF	10,340	245,265

Total Exchange-Traded Funds Cost ($410,920)		357,396

SOVEREIGN BONDS (0.48%)	Principal Amount

South Africa (0.48%)
South Africa Government Bond, 8.00%, 12/21/2018(b)	200,000	15,266

Total Sovereign Bonds (Cost $26,127)		15,266

MONEY MARKET FUNDS (2.46%)	Shares

Federated Government Obligations Fund, Institutional Class, 1.78%(c)	77,723	77,723

Total Money Market Funds (Cost $77,723)		77,723

Total Investments (98.40%) (Cost $2,940,121)		3,104,264

Other Assets in Excess of Liabilities (1.60%)		50,515

NET ASSETS — 100.00%		$3,154,779

(a)	Non-income producing security.
(b)	Principal amount shown is in South African Rand; value shown in U.S. Dollars.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS (94.02%)	Shares	Fair Value

Japan (94.02%)
Air Freight & Logistics (4.78%)
Kintetsu World Express, Inc.	4,000	$80,347
Yamato Holdings Company Ltd.	7,000	202,397
		282,744
Auto Parts & Equipment (1.45%)
NGK Spark Plug Company Ltd.	3,000	86,125

Brewers (3.02%)
Kirin Holdings Company Ltd.	7,000	178,858

Construction & Engineering (5.40%)
Kajima Corporation	25,700	200,194
Taihei Dengyo Kaisha Ltd.	3,000	77,217
Takada Corporation	6,000	42,069
		319,480
Consumer Electronics (1.37%)
Sony Corporation - ADR	1,500	81,030

Distributors (1.12%)
Yamae Hisano Company Ltd.	5,200	66,131

Diversified Real Estate Activities (4.82%)
Mitsui Fudosan Company Ltd.	3,000	71,529
Sumitomo Realty & Development Company Ltd.	4,000	146,241
Tokyu Fudosan Holdings Corporation	10,000	67,791
		285,561
Drug Retail (2.26%)
Sugi Holdings Company Ltd.	2,500	133,927

Electric Utilities (1.50%)
Tohoku Electric Power Company, Inc.	7,000	88,834

Electronic Components (1.46%)
ALPS Electric Company Ltd.	3,000	86,259

Electronic Equipment & Instruments (2.35%)
Hitachi Ltd.	20,000	139,265

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (94.02%) - continued	Shares	Fair Value
Food Retail (1.15%)
Maxvalu Kyushu Company Ltd.	3,000	$68,175

Health Care Equipment (6.42%)
CYBERDYNE, Inc.(a)	9,000	105,764
Terumo Corporation	5,000	274,113
		379,877
Health Care Supplies (11.46%)
Asahi Intecc Company Ltd.	11,500	438,649
Hoya Corporation	4,000	239,682
		678,331
Household Products (3.08%)
Unicharm Corporation	6,000	182,283

Industrial Machinery (4.10%)
FANUC Corporation	700	137,226
Meidensha Corporation	28,000	105,174
		242,400
IT Consulting & Other Services (2.87%)
INES Corporation	5,000	53,168
Otsuka Corporation	3,000	116,979
		170,147
Leisure Products (3.27%)
Sankyo Company Ltd.	2,000	78,701
Shimano, Inc.	800	114,833
		193,534
Life & Health Insurance (5.76%)
Dai-ichi Life Insurance Holdings, Inc.	11,000	206,788
T&D Holdings, Inc.	9,000	134,016
		340,804
Marine (0.92%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	54,384

Other Diversified Financial Services (1.09%)
ORIX Corporation	4,000	64,750

Pharmaceuticals (1.01%)
Sosei Group Corporation(a)	4,800	59,928

Railroads (11.89%)
East Japan Railway Company	1,500	140,053

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (94.02%) - continued	Shares	Fair Value
Railroads (11.89%) - continued
Hankyu Hanshin Holdings, Inc.	4,400	$174,914
Keikyu Corporation	6,500	106,323
Keio Corporation	3,600	176,433
Tobu Railway Company Ltd.	3,600	105,925
		703,648
Regional Banks (0.81%)
Nishi-Nippon Financial Holdings, Inc.	4,000	47,650

Retail REITs (1.86%)
Fukuoka REIT Corporation	70	110,182

Soft Drinks (2.43%)
Coca-Cola West Company Ltd.	4,000	143,988

Specialized Finance (1.48%)
Kyushu Leasing Service Company Ltd.	13,000	87,546

Specialty Chemicals (0.97%)
JSR Corporation	3,000	57,443

Tires & Rubber (1.33%)
Bridgestone Corporation	2,000	78,594

Trucking (2.59%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	55,442
Nippon Express Company Ltd.	1,500	97,930
		153,372

Total Common Stocks (Cost $3,387,766)		5,565,250

EXCHANGE-TRADED FUNDS - 1.98%

iShares MSCI Japan ETF	2,000	117,060

Total Exchange-Traded Funds Cost ($118,531)		117,060

MONEY MARKET FUNDS (0.88%)

Federated Government Obligations Fund, Institutional Class, 1.78%(b)	52,355	52,355

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

MONEY MARKET FUNDS (0.88%) - continued	Shares	Fair Value

Total Money Market Funds (Cost $52,355)		$52,355

Total Investments (96.88%) (Cost $3,558,652)		5,734,665

Other Assets in Excess of Liabilities (3.12%)		184,498

NET ASSETS — 100.00%		$5,919,163

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS (94.60%)	Shares	Fair Value

Bermuda (1.98%)
Reinsurance (1.98%)
Blue Capital Reinsurance Holdings Ltd.	14,000	$156,100
Maiden Holdings Ltd.	20,000	174,000
		330,100
Chile (2.36%)
Brewers (2.36%)
Cia Cervecerias Unidas SA - ADR	14,401	392,139

Denmark (1.31%)
Diversified Banks (1.31%)
Danske Bank A/S - ADR	15,000	217,500

France (3.12%)
Diversified Chemicals (3.12%)
Arkema SA - ADR	4,130	519,719

Germany (2.97%)
Industrial Conglomerates (2.97%)
Siemens AG - ADR	7,000	494,760

India (2.48%)
Diversified Banks (2.48%)
HDFC Bank Ltd. - ADR	4,000	413,360

Israel (5.91%)
Application Software (3.61%)
NICE-Systems Ltd. - ADR	5,500	601,700

Pharmaceuticals (2.30%)
Teva Pharmaceutical Industries Ltd. - ADR	16,000	383,040

		984,740
Japan (7.14%)
Consumer Electronics (1.62%)
Sony Corporation - ADR	5,000	270,100

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (94.60%) - continued	Shares	Fair Value
Electrical Components & Equipment (3.27%)
Nidec Corporation - ADR	15,000	$543,975

Tires & Rubber (2.25%)
Bridgestone Corporation - ADR	19,000	374,300

		1,188,375
Mexico (1.79%)
Broadcasting (1.79%)
Grupo Televisa SA - ADR	15,000	298,200

Netherlands (4.02%)
Diversified Banks (0.92%)
ING Groep N.V. - ADR	10,000	152,700

Personal Products (3.10%)
Unilever N.V. - ADR	9,000	517,140

		669,840
Norway (1.93%)
Multi-Line Insurance (1.93%)
Gjensidige Forsikring ASA - ADR	20,000	321,334

Panama (0.88%)
Airlines (0.88%)
Copa Holdings, SA, Class A	1,500	146,010

South Africa (2.37%)
Food Retail (2.37%)
Shoprite Holdings Ltd. - ADR	24,000	394,320

Spain (0.67%)
Diversified Banks (0.67%)
Banco Santander S.A. - ADR	20,000	111,800

Switzerland (5.03%)
Packaged Foods & Meats (2.82%)
Nestlé SA - ADR	5,750	468,683

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (94.60%) - continued	Shares	Fair Value
Pharmaceuticals (2.21%)
Roche Holding AG - ADR	12,000	$368,040

		836,723
United Kingdom (10.90%)
Distillers & Vintners (2.48%)
Diageo PLC - ADR	2,800	412,356

Integrated Oil & Gas (3.47%)
BP PLC - ADR	12,815	577,828

Pharmaceuticals (3.50%)
AstraZeneca PLC - ADR	8,000	313,040
GlaxoSmithKline PLC - ADR	6,500	270,335
		583,375
Publishing (1.45%)
Pearson PLC - ADR	20,000	241,400

		1,814,959
United States (39.74%)
Alternative Carriers (0.57%)
ORBCOMM, Inc.(a)	10,000	95,600

Automotive Retail (1.68%)
Group 1 Automotive, Inc.	4,000	279,960

Biotechnology (2.03%)
United Therapeutics Corporation(a)	2,750	338,003

Communications Equipment (2.23%)
KVH Industries, Inc.(a)	30,000	372,000

Construction Machinery & Heavy Trucks (2.82%)
Miller Industries, Inc.	18,000	468,900

Diversified Banks (1.44%)
Wells Fargo & Company	4,161	238,384

Gas Utilities (1.17%)
Northwest Natural Gas Company	3,000	195,450

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (94.60%) - continued	Shares	Fair Value
Health Care Supplies (1.44%)
Dentsply Sirona, Inc.	5,000	$240,550

Household Products (1.70%)
Procter & Gamble Company (The)	3,500	283,080

Industrial Machinery (1.06%)
Briggs & Stratton Corporation	10,000	176,900

Integrated Oil & Gas (1.90%)
Chevron Corporation	2,500	315,675

Life Sciences Tools & Services (2.82%)
Thermo Fisher Scientific, Inc.	2,000	469,060

Oil & Gas Equipment & Services (1.53%)
Halliburton Company	6,000	254,520

Packaged Foods & Meats (1.73%)
Cal-Maine Foods, Inc.(a)	3,000	135,000
Pilgrim's Pride Corporation(a)	8,600	153,252
		288,252
Railroads (4.71%)
Genesee & Wyoming, Inc., Class A(a)	2,250	193,500
Norfolk Southern Corporation	3,500	591,500
		785,000
Regional Banks (1.02%)
Umpqua Holdings Corporation	8,000	170,400

Semiconductors (2.27%)
Skyworks Solutions, Inc.	4,000	378,320

Technology Hardware Storage & Peripherals (7.62%)
Apple, Inc.	3,000	570,870
NetApp, Inc.	9,000	697,680
		1,268,550
		6,618,604

Total Common Stocks (Cost $10,822,881)		15,752,483

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (1.16%)(a)
United States (1.16%)
Intel Corporation	35	$168,350	$28.00	January 2019	$63,525
Microsoft Corporation	15	159,120	67.50	January 2019	54,750
Walt Disney Company (The)	30	340,680	90.00	January 2019	74,070

Total Call Options Purchased (Cost $76,118)					192,345

MONEY MARKET FUNDS (3.95%)	Shares	Fair Value

Federated Government Obligations Fund, Institutional Class, 1.78%(b)	657,442	657,442

Total Money Market Funds (Cost $657,442)		657,442

Total Investments (99.71%) (Cost $11,556,441)		16,602,270

Other Assets in Excess of Liabilities (0.29%)		48,348

NET ASSETS — 100.00%		$16,650,618

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCKS (97.89%)	Shares	Fair Value

Airport Services (2.00%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	$232,297

Alternative Carriers (1.28%)
Zayo Group Holdings, Inc.(a)	4,000	148,360

Building Products (3.18%)
Lennox International, Inc. (b)	1,700	369,036

Construction & Engineering (2.75%)
Granite Construction, Inc.	3,000	161,850
Kajima Corporation - ADR	2,000	157,050
		318,900
Construction Materials (7.85%)
Boral Ltd. - ADR	1,650	32,628
CEMEX SAB de CV - ADR(a)	28,775	214,374
James Hardie Industries PLC - ADR	25,000	398,999
Summit Materials, Inc., Class A - ADR(a)	2,535	63,629
Vulcan Materials Company	1,800	201,600
		911,230
Diversified Real Estate Activities (1.51%)
Lend Lease Group - ADR	11,900	176,656

Diversified REITs (5.90%)
STORE Capital Corporation	7,600	208,620
Washington Real Estate Investment Trust	6,000	182,940
WP Carey, Inc.	4,470	292,249
		683,809
Health Care REITs (2.01%)
Ventas, Inc.	2,750	155,045
Welltower, Inc.	1,250	78,250
		233,295
Home Furnishings (1.54%)
Mohawk Industries, Inc.(a)	950	178,941

Home Improvement Retail (3.63%)
Home Depot, Inc. (The)	25	4,938
Kingfisher PLC - ADR	20,000	158,200
Lowe's Companies, Inc.	2,600	258,284
		421,422

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (97.89%) - continued	Shares	Fair Value
Homebuilding (2.56%)
NVR, Inc.(a)	50	$137,972
Toll Brothers, Inc.	4,500	158,670
		296,642
Hotel & Resort REITs (5.89%)
Host Hotels & Resorts, Inc.	7,717	161,594
Pebblebrook Hotel Trust	5,000	192,750
Ryman Hospitality Properties, Inc.	3,024	257,070
Summit Hotel Properties, Inc.	5,200	73,580
		684,994
Hotels Resorts & Cruise Lines (2.31%)
Intercontinental Hotels Group PLC - ADR	4,319	268,642

Industrial REITs (3.82%)
EastGroup Properties, Inc.	1,200	114,384
Monmouth Real Estate Investment Corporation, Class A	2,000	33,340
Prologis, Inc.	2,000	131,240
STAG Industrial, Inc.	6,000	163,920
		442,884
IT Consulting & Other Services (1.12%)
InterXion Holding N.V.(a)	2,000	129,760

Mortgage REITs (2.36%)
Annaly Capital Management, Inc.	13,200	141,504
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	60,729
Ladder Capital Corporation	4,534	72,499
		274,732
Office REITs (7.77%)
Alexandria Real Estate Equities, Inc.	1,850	235,764
Boston Properties, Inc.	1,450	182,019
Douglas Emmett, Inc.	3,000	116,520
SL Green Realty Corporation	2,720	280,459
Vornado Realty Trust	1,207	86,807
		901,569
Real Estate Development (0.63%)
China Overseas Land & Investment Ltd. - ADR	4,620	72,563

Real Estate Operating Companies (1.66%)
IRSA Inversiones y Representaciones SA - ADR	5,046	94,158
IRSA Propiedades Comerciales SA - ADR	2,950	98,235
		192,393

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

COMMON STOCKS (97.89%) - continued	Shares	Fair Value
Regional Banks (3.68%)
ConnectOne Bancorp, Inc.	700	$17,360
PacWest Bancorp	1,480	74,326
Regions Financial Corporation (b)	18,000	334,979
		426,665
Residential REITs (3.84%)
AvalonBay Communities, Inc.	1,300	229,905
Essex Property Trust, Inc.	900	216,405
		446,310
Retail REITs (4.11%)
Acadia Realty Trust	1,485	40,214
Klepierre S.A.	4,500	169,802
National Retail Properties, Inc.	4,000	178,440
Simon Property Group, Inc.	500	88,105
		476,561
Specialized REITs (23.90%)
American Tower Corporation, Class A	2,500	370,601
Crown Castle International Corporation	2,000	221,660
CyrusOne, Inc.	1,200	74,304
Digital Realty Trust, Inc.	2,141	259,960
Equinix, Inc.	732	321,553
Extra Space Storage, Inc.	2,500	234,925
Folkestone Education Trust	77,123	155,850
Gladstone Land Corporation	9,700	115,236
Global Self Storage, Inc.	6,000	24,780
Iron Mountain, Inc.	7,200	252,792
Jernigan Capital, Inc.	5,500	100,045
QTS Realty Trust, Inc., Class A	3,600	153,900
SBA Communications Corporation, Class A(a)	2,000	316,500
Weyerhaeuser Company	5,000	170,900
		2,773,006
Thrifts & Mortgage Finance (2.59%)
FS Bancorp, Inc.	1,391	85,366
Harleysville Financial Corporation	8,675	215,192
		300,558

Total Common Stocks (Cost $8,019,796)		11,361,225

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS - continued
July 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS (2.08%)	Shares	Fair Value
Invesco China Real Estate ETF	8,500	$241,400

Total Exchange-Traded Funds Cost ($144,153)		241,400

MONEY MARKET FUNDS (0.09%)

Federated Government Obligations Fund, Institutional Class, 1.78%(c)	10,932	10,932

Total Money Market Funds (Cost $10,932)		10,932

Total Investments (100.06%) (Cost $8,174,881)		11,613,557

Liabilities in Excess of Other Assets (-0.06%)		(7,114)

NET ASSETS — 100.00%		$11,606,443

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options
Lennox International, Inc.	(17)	$(369,036)	$210.00	September 2018	$(20,128)
Regions Financial Corporation	(180)	(334,980)	19.00	January 2019	(18,180)

Total Written Call Options (Premiums Received $25,441)					$(38,308)

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2018, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$8,000,586	$579,082	$2,390,294	$5,375,053	$3,736,796
Gross unrealized depreciation	(925,123)	(414,939)	(216,332)	(395,090)	(314,676)
Net unrealized appreciation (depreciation) on investments	$7,075,463	$164,143	$2,173,962	$4,979,963	$3,422,120
Tax cost of investments	$11,652,548	$2,940,121	$3,560,703	$11,622,307	$8,153,129

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

July 31, 2018

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Commonwealth International Series Trust (the “Trust”) can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

	Australia/New Zealand Fund
	Level 1	Level 2		Level 3		Total
Security Type
Common Stocks(1)	$14,570,108	$4,095,320	(2)	$12,167	(3)	$18,677,595
Money Market Funds	50,416	-		-		50,416
Total	$14,620,524	$4,095,320		$12,167		$18,728,011

	Africa Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$2,653,879	$-	$-	$2,653,879
Exchange-Traded Funds	357,396	-	-	357,396
Sovereign Bonds	-	15,266	-	15,266
Money Market Funds	77,723	-	-	77,723
Total	$3,088,998	$15,266	$-	$3,104,264

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$5,565,250	$-	$-	$5,565,250
Exchange-Traded Funds	117,060	-	-	117,060
Money Market Funds	52,355	-	-	52,355
Total	$5,734,665	$-	$-	$5,734,665

	Global Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$15,431,149	$321,334	(4)	$-	$15,752,483
Call Options Purchased	74,070	118,275	(5)	-	192,345
Money Market Funds	657,442	-		-	657,442
Total	$16,162,661	$439,609		$-	$16,602,270

	Real Estate Securities Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$11,026,129	$335,096	(6)	$-	$11,361,225
Exchange-Traded Funds	241,400	-		-	241,400
Money Market Funds	10,932	-		-	10,932
Total	$11,278,461	$335,096		$-	$11,613,557

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(2)	Consists of the holdings: South Port New Zealand Ltd. and ikeGPS Group Ltd.

(3)	Consists of the holding: CBL Corporation Ltd.

(4)	Consists of the holding: Gjensidige Forsikring ASA

(5)	Consists of holdings: Intel Corporation and Microsoft Corporation call options purchased.

(6)	Consists of holdings: Boral Ltd., AvalonBay Communities, Inc. and China Overseas Land & Investment Ltd.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and forwards. Please refer to Derivative Investments for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2		Level 3	Total
Real Estate Securities Fund
Written Options	$(20,128)	$(18,180	)(1)	$-	$(38,308)

(1)	Consists of holding: Regions Financial Corporation call options written.

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. Changes in valuation techniques due to absence of listed closing price or fair value adjustments for certain equities listed or traded on foreign exchanges may result in transfers in or out of an assigned Level. When the securities are valued based on an exchange traded closing price, they are classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2017 to July 31, 2018:

	Australia/New Zealand Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$288,603	$-	$157,050
Transfers out of Level 1	(4,095,320)	(376,084)	(262,533)
Net transfers in (out) of Level 1	$(3,806,717)	$(376,084)	$(105,483)

Transfers into Level 2	$4,095,320	$376,084	$262,533
Transfers out of Level 2	(288,603)	-	(157,050)
Net transfers in (out) of Level 2	$3,806,717	$376,084	$105,483

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of CBL Corporation Ltd., an insurance company domiciled in New Zealand. A series of events occurred that resulted in the halting of the shares from trading on the NZX exchange. The factors considered in determining the fair value included nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the inputs used to value the Australia/New Zealand Fund’s Level 3 investments as of July 31, 2018:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At July 31, 2018	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$12,167	Estimated Book Value	Asset Liquidation Cost	0-5%

The following is a summary of the Level 3 reconciliation as of July 31, 2018:

Australia/New Zealand Fund
Balance as of October 31, 2017	$456
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	(456)
Transfers in to Level 3	12,167
Transfers out of Level 3	-
Balance as of July 31, 2018	$12,167

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	9/28/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	9/28/2018